Schedule of Profit Interest Unit Activity (Details) - Boost Run Holdings LLC [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Profit Interest Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Unvested balance	4,023	3,643
Units, Granted		506	3,643
Units, Vested	(743)	(126)
Units, Forfeited
Units, Unvested balance	3,280	4,023	3,643
Units, Vested balance	870	126
Weighted Average Profit Interest Unit Participation Threshold [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average unit participation threshold, Unvested balance	$ 1,322	$ 1,000
Weighted average unit participation threshold, Granted		4,418	1,000
Weighted average unit participation threshold, Vested	1,291	4,418
Weighted average unit participation threshold, Forfeitures
Weighted average unit participation threshold, Unvested balance	1,330	1,322	$ 1,000
Weighted average unit participation threshold, Vested balance	$ 1,746	$ 4,418